UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 15,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berson & Corrado Investment Advisors, LLC
Address:  25 West 43rd Street
          Suite 920
          New York, NY 10036

Form 13F File Number: 028-13652

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Herman Lentz
Title: Chief Financial Officer
Phone: 212-9730-5444

Signature, Place, and Date of Signing:


 Herman Lentz               New York, NY            April 4, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               33
                                                  -----------------------

Form 13F Information Table Value Total:            $160157.01 (x1000)
(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2          COLUMN 3      COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                            TITLE OF                          VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP        (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
ATT&T Inc                    COM              00206R102       200.37      6420             SOLE                      6420
Aecom Technology Corp        COM              00766T100      7706.61    343585             SOLE                    343585
Amarin Corp Plc New Adrf     SPON ADR NEW      23111206       844.86     74700             SOLE                     74700
Antares Pharma Inc           COM               36642106        49.60     15500             SOLE                     15500
Apple Computer Inc           COM              037833100       866.13      1453             SOLE                      1453
Baker Hughes Inc             COM              057224107      6601.58    161843             SOLE                    161843
Bank of America Corp         COM               60505104       119.55     12545             SOLE                     12545
Berkshire Hathaway Cl B      CL B             084670207       534.23      6567             SOLE                      6567
Boston Scientific Corp       COM              101137107        61.50     10250             SOLE                     10250
Cenovus Energy Inc           COM              15135U109      8423.49    234703             SOLE                    234703
Chevrontexaco Corp           COM              166764100       262.32      2455             SOLE                      2455
Chimera Investment Corp      COM              16934Q109        35.50     12500             SOLE                     12500
Companhia Vale Do Adr        COM              91912E105      8096.48    351715             SOLE                    351715
Exxon Mobil Corporation      COM              30231G102       429.97      4995             SOLE                      4995
Gencor Industries Inc        COM              368678108       118.83     17000             SOLE                     17000
Goldman Sachs Group Inc      COM              38141G104       332.91      2690             SOLE                      2690
Hertz Global Hldgs Inc       COM              42805T105      7960.02    533871             SOLE                    533871
Metlife Inc                  COM              59156R108      7002.67    188548             SOLE                    188548
National Oilwell Varco       COM              637071101     10948.76    139191             SOLE                    139191
Newcastle Investment Cp      COM              65105M108      9072.45   1472801             SOLE                   1472801
Polycom Inc                  COM              73172K104       816.61     43025             SOLE                     43025
Posco Adr                    SPON ADR         693483109      7136.36     85722             SOLE                     85722
Promotora De Info Adr Bf     ADR CL B Conv    74343G303      3563.73    791941             SOLE                    791941
Prudential Financial Inc     COM              744320102      2374.21     37830             SOLE                     37830
Seadrill Ltd                 SHS              G7945E105      8368.28    227461             SOLE                    227461
Sigma Aldrich Corp           COM              826552101       278.86      3820             SOLE                      3820
Sino Clean Energy New        COM NEW          82936G200        28.20     10000             SOLE                     10000
Sirius Satellite Radio       COM              86967N108        56.13     25400             SOLE                     25400
Teekay Lng  Partners LPF     PARTNRSHP UNITS  Y8564M105     27326.72    698893             SOLE                    698893
Teekay Offshore Partners     PARTNERSHIP UN   Y8565J101     30648.82   1066417             SOLE                   1066417
Teekay Tankers Ltd Cl Af     CL A             Y8565N102      4381.81    740170             SOLE                    740170
Tivo Inc                     COM              888706108       133.76     11250             SOLE                     11250
Proshs Ultrashrt S&P         PSHS ULSHT SP500 74347R883      5355.69    352348             SOLE                    352348

TOTAL $160157.01 (X1000)

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